Cover	May 14, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	(Amendment No. 2)
Document Period End Date	May 14, 2021
Entity File Number	001-16653
Entity Registrant Name	EMPIRE PETROLEUM CORPORATION
Entity Central Index Key	0000887396
Entity Tax Identification Number	73-1238709
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 S. Utica Place
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74114
Local Phone Number
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false